Principles of Consolidation and Investments in Subsidiaries	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Principles of Consolidation and Investments in Subsidiaries

3. Principles of consolidation and investments in subsidiaries

a. Principles of consolidation

In the preparation of the consolidated financial statements the investments of one company in another, balances of asset and liability accounts, revenues transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies. Non-controlling interests in subsidiaries are presented within consolidated equity and net income.

Consolidation of a subsidiary begins when the parent company obtains direct or indirect control over a company and ceases when the parent company loses control of a company. Income and expenses of a subsidiary acquired are included in the consolidated statement of profit or loss and comprehensive income from the date the parent company gains the control. Income and expenses of a subsidiary, in which the parent company loses control, are included in the consolidated statement of profit or loss and comprehensive income until the date the parent company loses control.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

b. Investments in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			12/31/2020		12/31/2019		12/31/2018
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Icorban – Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Companhia Ultragaz S.A.	Brazil	Ultragaz	-	99	-	99	-	99
Ultragaz Comercial Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
Nova Paraná Distribuidora de Gás Ltda. (1)	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A. (2)	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc.	Cayman Islands	Ultragaz	-	100	-	100	-	100
Imaven Imóveis Ltda.	Brazil	Others	-	100	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Brazil	Extrafarma	-	100	-	100	-	100
UVC Investimentos Ltda. (3)	Brazil	Others	-	99	-	-	-	-
Centro de Conveniências Millennium Ltda. and subsidiaries (4)	Brazil	Ipiranga	100	-	-	100	-	100
Oxiteno S.A. Indústria e Comércio	Brazil	Oxiteno	100	-	100	-	100	-
Oxiteno Nordeste S.A. Indústria e Comércio (5)	Brazil	Oxiteno	-	-	-	-	-	99
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	100	-	100	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	100	-	100	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	100	-	100	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	100	-	100	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	100	-	100	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	100	-	100	-	100
Oxiteno USA LLC	United States	Oxiteno	-	100	-	100	-	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	-	100	-	100	-	100
Oxiteno Andina, C.A. (6)	Venezuela	Oxiteno	-	-	-	-	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	100	-	100	-	100
Oxiteno Colombia S.A.S	Colombia	Oxiteno	-	100	-	100	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	100	-	100	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	100	-	100	-	100
Ultracargo - Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-	100	-
Terminal Químico de Aratu S.A. – Tequimar	Brazil	Ultracargo	-	99	-	99	-	99
TEAS – Terminal Exportador de Álcool de Santos Ltda.	Brazil	Ultracargo	-	100	-	100	-	100
Tequimar Vila do Conde Logística Portuária S.A.	Brazil	Ultracargo	-	100	-	100	-	-
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados	Brazil	Others	-	100	-	100	-	100
UVC - Fundo de investimento em participações multiestratégia investimento no exterior (7)	Brazil	Others	100	-	-	-	-	-
Eaí Clube Automobilista S.A. (8)	Brazil	Abastece Aí	100	-	-	-	-	-

The percentages in the table above are rounded.

(1)	Non operating company in closing phase.
(2)	In October 2020, there was a change in the share capital of the company Utingás, which became controlled by Companhia Ultragaz S.A. (“Ultragaz”).
(3)

Subsidiary created in January 2020 to provide valuation, business management and financial advisory services to UVC - Fundo de investimento em participações multiestratégia investimento no exterior. In September 2020 the company’s name was changed to “UVC Investimentos Ltda”.

(4)	In May 2020 there was a change in the participation of the capital of the subsidiary Millennium which became a direct subsidiary of the Company.
(5)

On April 30, 2019, the shareholders of Oxiteno Nordeste S.A. Indústria e Comércio (“Oxiteno Nordeste”) approved the redemption of all of its preferred shares class “B”, with subsequent cancellation. On December 2, 2019, in order to simplify the corporate structure, the subsidiary Oxiteno Nordeste was incorporated by its parent Oxiteno S.A. Indústria e Comércio (“Oxiteno S.A.”).

(6)	On October 15, 2019, the subsidiary Oxiteno S.A. approved the asset write-offs of Oxiteno Andina C.A. (“Oxiteno Andina”).
(7)

Fund constituted on January 2020, the UVC has the purpose to invest in promising companies that can leverage or complement the Company's business, besides to supporting the mapping and sharing of startups and new technologies.

(8)	Subsidiary created in July 2020, adding the Abastece Aí app and Km de Vantagens programs to operate in the digital payments segment under the Abastece Aí brand.

c. TEAS – Terminal Exportador de Álcool de Santos Ltda. Acquisition

The Company through its subsidiary Terminal Químico de Aratu S.A. – Tequimar (“Tequimar”) acquired 100% of the quotas of TEAS Terminal Exportador de Álcool de Santos Ltda. (“TEAS”). On March 29, 2018, the acquisition was concluded through the closing of the operation.